                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:__________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Pascal Schmucki
                                       --------------------------------
                                       Schaffhausen, Switzerland,
                                       February 3, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           14
Form 13F Information Table Value Total:     $888,766
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number           Name
---   --------------------   -------------------
 1    28-11193               Biotech Focus N.V.
 2    28-11191               Biotech Invest N.V.
 3    28-11189               Biotech Target N.V.

                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                             TITLE OF            VALUE     SHS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER          CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc                  COM   00826T108  11,680  2,000,000 SH         DEFINED      1    2,000,000  NONE  NONE
Amgen Inc                       COM   031162100  28,285    500,000 SH         DEFINED      1      500,000  NONE  NONE
Arena Pharmaceuticals Inc       COM   040047102  19,284  5,431,980 SH         DEFINED      3    5,431,980  NONE  NONE
Biogen Idec Inc                 COM   09062X103  13,375    250,000 SH         DEFINED      1      250,000  NONE  NONE
Celgene Corp                    COM   151020104 243,012  4,364,439 SH         DEFINED      2    4,364,439  NONE  NONE
Elan Corp                       ADR   284131208   9,780  1,500,000 SH         DEFINED      2    1,500,000  NONE  NONE
Genzyme Corp                    COM   372917104  19,927    406,600 SH         DEFINED      1      406,600  NONE  NONE
Gilead Sciences Inc             COM   375558103 242,951  5,614,768 SH         DEFINED      1    5,614,768  NONE  NONE
Incyte Corp                     COM   45337C102  24,477  2,686,866 SH         DEFINED      3    2,686,866  NONE  NONE
Keryx Biopharmaceuticals Inc    COM   492515101   1,755    701,811 SH         DEFINED      3      701,811  NONE  NONE
Micromet Inc                    COM   59509C105  19,872  2,983,725 SH         DEFINED      3    2,983,725  NONE  NONE
Optimer Pharmaceuticals Inc     COM   68401H104   9,958    883,549 SH         DEFINED      3      883,549  NONE  NONE
Vertex Pharmaceuticals Inc      COM   92532F100 206,070  4,809,108 SH         DEFINED      3    4,809,108  NONE  NONE
Zymogenetics Inc                COM   98985T109  38,340  6,000,000 SH         DEFINED      3    6,000,000  NONE  NONE